Note 7 - Leases 1 (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025
Notes Tables
Lessee, Operating Lease, Liability, to be Paid, Maturity [Table Text Block]
Year Ending December 31,
2026 (nine months remaining)	$2,425
2027	2,947
2028	3,050
2029	760
Undiscounted total	9,182
Less: imputed interest	(1,214)
Present value of future minimum payments	7,968
Current portion of operating lease liability	(2,530)
Operating lease liability, net of current portion	$5,438

Year Ending December 31,	Amount
2026	$3,651
2027	2,947
2028	3,050
2029	760
Undiscounted total	10,408
Less: imputed interest	(1,423)
Present value of future minimum payments	8,985
Current portion of operating lease liability	(2,978)
Operating lease liability, net of current portion	$6,007

Lease, Cost [Table Text Block]
	Three Months Ended March 31,
	2026	2025
Lease cost
Operating lease cost	$998	$1,553
Short-term lease cost	12	11
Variable lease cost	365	280
Sublease income	-	(20)
Total lease cost	$1,375	$1,824

	2025	2024
Operating lease cost	$5,824	$6,214
Short-term lease cost	44	40
Variable lease cost	1,425	1,876
Sublease income	(34)	(74)
Total lease cost	$7,259	$8,056